Related Party Transactions and Balance	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balance [Abstract]
Related party transactions and balance
16.	Related party transactions and balance

For the years ended December 31, 2025, the Company received RMB397 from CEO, Mr. Liu, which was used for operations of the company. The other current liabilities balance due to CEO are nil and RMB397 as of December 31, 2024 and 2025.